Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Decrease in total valuation allowance recognized in earnings	¥ (8,303)	¥ (1,639)	¥ (4,179)